Accrued Expenses (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Management and Directors' compensation	$ 607,396	$ 502,437
Accrued Rights Offering Costs (Note 12)	2,015,152	0
Others	1,277,717	706,742
Accrued Expenses	19,229,681	14,091,723
Related Party [Member]
Management fee payable-related party (Note 12)	515,710	567,684
VIP Room [Member]
Accrued Acquisition Costs- Oriental VIP room (Note 11)	1,133,850	0
Junket Agents [Member]
Commission payable-Junket Agents	$ 13,679,856	$ 12,314,860